REVENUE RECOGNITION - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 113,201	$ 179,198
Contract assets, net	17,476	27,908
Contract liabilities	94,882	83,158
Long-term contract liabilities	$ 14,382	$ 14,520